Property, Plant and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
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Property, Plant and Equipment
9.	PROPERTY, PLANT AND EQUIPMENT

The carrying amounts of each class of property, plant and equipment were as follows:

	December 31 2018	March 31 2019
Office equipment	$98,820	$79,910
Other equipment	11,052	8,368
Leasehold improvements	178,546	137,871

	$288,418	$226,149

For the three months ended March 31, 2018

	Office Equipment	Other Equipment	Leasehold Improvements	Total
Cost

Balance at January 1, 2018	$211,302	$35,153	$474,504	$720,959
Additions	13,092	516	13,602	27,210

Balance at March 31, 2018	$224,394	$35,669	$488,106	$748,169

Accumulated depreciation

Balance at January 1, 2018	$115,436	$14,344	$147,613	$277,393
Depreciation expenses	14,290	2,726	39,920	56,936

Balance at March 31, 2018	$129,726	$17,070	$187,533	$334,329

For the three months ended March 31, 2019

	Office Equipment	Other Equipment	Leasehold Improvements	Total
Cost

Balance at January 1, 2019	$276,935	$36,180	$488,106	$801,221
Additions	2,992	—	—	2,992
Disposals	(12,833)	—	—	(12,833)

Balance at March 31, 2019	$267,094	$36,180	$488,106	$791,380

Accumulated depreciation

Balance at January 1, 2019	$178,115	$25,128	$309,560	$512,803
Depreciation expenses	16,503	2,684	40,675	59,862
Disposals	(7,434)	—	—	(7,434)

Balance at March 31, 2019	$187,184	$27,812	$350,235	$565,231

No impairment assessment was performed for the three months ended March 31, 2018 and 2019 as there was no indication of impairment.

The above items of property, plant and equipment are depreciated on a straight-line basis over their estimated useful lives as follow:

Office equipment	3 years
Other equipment	3 years
Leasehold improvements	3-5 years

9.	PROPERTY, PLANT AND EQUIPMENT

The carrying amounts of each class of property, plant and equipment were as follows:

	December 31
	2017	2018
Office Equipment	$95,866	$98,820
Other Equipment	20,809	11,052
Leasehold Improvements	326,891	178,546

	$443,566	$288,418

For the year ended December 31, 2017

	Office Equipment	Other Equipment	Leasehold Improvements	Total
Cost
Balance at January 1, 2017	$148,703	$26,053	$328,479	$503,235
Additions	62,599	9,100	219,733	291,432
Disposals	—	—	(73,708)	(73,708)

Balance at December 31, 2017	$211,302	$35,153	$474,504	$720,959

Accumulated depreciation
Balance at January 1, 2017	$63,515	$4,949	$50,382	$118,846
Depreciation expenses	51,921	9,395	139,602	200,918
Disposals	—	—	(42,371)	(42,371)

Balance at December 31, 2017	$115,436	$14,344	$147,613	$277,393

For the year ended December 31, 2018

	Office Equipment	Other Equipment	Leasehold Improvements	Total
Cost
Balance at January 1, 2018	$211,302	$35,153	$474,504	$720,959
Additions	65,633	1,027	13,602	80,262

Balance at December 31, 2018	$276,935	$36,180	$488,106	$801,221

Accumulated depreciation
Balance at January 1, 2018	$115,436	$14,344	$147,613	$277,393
Depreciation expenses	62,679	10,784	161,947	235,410

Balance at December 31, 2018	$178,115	$25,128	$309,560	$512,803

The above items of property, plant and equipment are depreciated on a straight-line basis over their estimated useful lives as follow:

Office equipment	3 years
Other equipment	3 years
Leasehold improvements	3-5 years